Cushing MLP & Infrastructure Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2020

		Fair
Common Stock - 62.1%	Shares	Value
Exploration & Production - 1.3%
Canada - 1.3%
Franco-Nevada Corporation	4,634	$697,324

Large Cap Diversified C Corps - 29.2%
Canada - 14.6%
Enbridge, Inc.(1)	83,370	2,669,507
Pembina Pipeline Corporation(1)	104,020	2,573,455
TC Energy Corporation(1)	56,040	2,614,826
United States - 14.6%
Kinder Morgan, Inc.(1)	190,700	2,635,474
ONEOK, Inc.(1)	95,220	2,616,646
Williams Companies, Inc.(1)	126,950	2,635,482
		15,745,390
Natural Gas Gatherers & Processors - 5.7%
United States - 5.7%
Antero Midstream Corporation	75,850	513,505
Targa Resources Corporation(1)	149,600	2,544,696
		3,058,201
Natural Gas Transportation & Storage - 5.8%
United States - 5.8%
Equitrans Midstream Corporation	302,360	3,108,261

Refiners - 1.7%
United States - 1.7%
Marathon Petroleum Corporation	26,580	942,527

Solar - 4.9%
United Kingdom - 4.9%
Atlantica Sustainable Infrastructure plc	88,130	2,646,544

Utilities - 7.3%
Canada - 1.3%
Algonquin Power & Utilities Corporation	50,000	691,500
United States - 6.0%
Dominion Energy, Inc.(1)	27,900	2,188,476
NextEra Energy, Inc.	3,850	1,074,804
		3,954,780
Yield Co - 6.2%
United States - 6.2%
Clearway Energy Inc.(1)	130,282	3,323,494
Total Common Stocks (Cost $38,209,524)		$33,476,521

MLP Investments and Related Companies - 41.5%	Units
Crude Oil & Refined Products - 2.8%
United States - 2.8%
Magellan Midstream Partners, L.P.(1)	40,250	$1,529,902

Large Cap Diversified C Corps - 8.3%
United States - 8.3%
Plains GP Holdings, L.P.	609,050	4,452,155

Large Cap MLP - 18.8%
United States - 18.8%
Energy Transfer, L.P.(1)	407,377	2,615,360
Enterprise Products Partners, L.P.(1)	213,350	3,746,426
MPLX, L.P.	205,360	3,751,928
		10,113,714
Natural Gas Gatherers & Processors - 2.0%
United States - 2.0%
Hess Midstream, L.P.	61,757	1,091,864

Yield Co - 9.6%
Bermuda - 3.5%
Brookfield Renewable Partners, L.P.(1)	41,236	1,873,764
United States - 6.1%
NextEra Energy Partners, L.P.(1)	54,658	3,296,971
		5,170,735

Total MLP Investments and Related Companies (Cost $29,466,793)		$22,358,370

Preferred Stock - 6.1%
Crude Oil & Refined Products - 0.6%
United States - 0.6%
NGL Energy Partners L.P.(1)	20,313	$296,570

Natural Gas Gatherers & Processors - 1.3%
United States - 1.3%
Crestwood Equity Partners L.P.	112,800	707,256

Upstream MLPs - 0.0%
United States - 0.0%
Mid-Con Energy Partners L.P.	5,814	16,104

Utilities - 4.2%
United States - 4.2%
NextEra Energy Capital Holdings Inc.(1)	81,000	2,251,800
Total Preferred Stock (Cost $3,368,413)		$3,271,730

Short-Term Investments - Investment Companies - 10.4%	Shares
United States - 10.4%
First American Government Obligations Fund - Class X, 0.07% (2)	2,809,143	$2,809,143
First American Treasury Obligations Fund - Class X, 0.07% (2)	2,809,143	2,809,143
Total Short-Term Investments - Investment Companies (Cost $5,618,286)		$5,618,286

Total Investments - 120.1% (Cost $76,663,016)		$64,724,907
Liabiliities in Excess of Other Assets - (20.1)%		(10,834,289)
Net Assets Applicable to Common Stockholders - 100.0%		$53,890,618

(1) All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2) Rate reported is the current yield as of August 31, 2020.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2020	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$33,476,521	$33,476,521	$-	$-
Master Limited Partnerships and Related Companies (a)	22,358,370	22,358,370	-	-
Preferred Stock (a)	3,271,730	3,271,730	-
Total Equity Securities	59,106,621	59,106,621	-	-
Other Short Term Investments (a)	5,618,286	5,618,286	-	-
Total Other	5,618,286	5,618,286	-	-
Total Assets	$64,724,907	$64,724,907	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2020.

Transfers into and out of each level are measured at fair value at the end of the period.  There were no transfers between any levels during the period ended August 31, 2020.